SCHEDULE OF RECONCILIATION OF INVESTMENT PROPERTY (Details) - USD ($)		12 Months Ended
	Nov. 24, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Balance at beginning of year		$ 449,036,633	$ 428,275,741	$ 364,307,039
Additions		33,704,768	47,774,104	70,082,968
Foreign currency translation effect		28,914,062	(21,265,904)	(16,361,576)
Disposal of investment property	$ (17,634,208)	(17,634,208)	(9,273,000)
Transfer to asset held for sale				(2,362,817)
Gain on revaluation of investment property		20,151,026	3,525,692	12,610,127
Balance at end of year		$ 514,172,281	$ 449,036,633	$ 428,275,741